Document and Entity Information	Apr. 18, 2022
Cover [Abstract]
Entity Registrant Name	AMERICAN CAMPUS COMMUNITIES INC
Entity Address, Address Line Two	Suite T-200
Amendment Flag	false
Entity Central Index Key	0001283630
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Apr. 18, 2022
Entity Incorporation State Country Code	MD
Entity File Number	001-32265
Entity Tax Identification Number	76-0753089
Entity Address, Address Line One	12700 Hill Country Blvd.
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78738
City Area Code	(512)
Local Phone Number	732-1000
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	ACC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false